Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Sep. 01, 2024
John Hancock Dynamic Municipal Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	John Hancock Dynamic Municipal Bond ETF
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of interest income exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2025July 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the fiscal period from November 1, 2023 (commencement of operations) through April 30, 2024, the fund’s portfolio turnover rate was 113% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” have been estimated for the fund's first year of operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. The example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund is an exchange-traded fund (ETF), which is a fund that trades like other publicly-traded securities. The fund is not an index fund. The fund is actively managed and does not seek to replicate the performance of a specified index.Under normal market conditions, the fund invests at least 80% of its net assets, plus amounts borrowed for investment purposes, in municipal bonds of any maturity. The fund primarily invests in bonds that are investment grade when purchased, but the fund may also invest up to 20% of its net assets in non-investment grade bonds rated BB or lower by S&P Global Ratings (S&P), Fitch Ratings (Fitch), or Moody’s Investors Service, Inc. (Moody’s), or comparable rating by any nationally recognized statistical ratings organization (NRSRO) or unrated equivalents (also called junk bonds). The fund may invest in other fixed income securities which include bonds, debt securities and other similar instruments. The fund’s investment policies are based on credit ratings at the time of purchase.The fund may invest in general obligation bonds, however, in general, the manager favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), as they tend to offer higher yields than general obligation bonds. The manager also favors bonds that have limitations on early payoff (call protection), which can help minimize the effect of falling interest rates on the fund’s yield. To the extent that the fund invests in bonds that are subject to the alternative minimum tax (AMT), the income paid by the fund may not be entirely tax-free to all investors. Investments in bonds subject to the AMT will be counted toward the fund’s 80% investment policy.The fund may buy bonds of any maturity or duration. The manager may implement short-term trading strategies to take advantage of pricing imbalances within the municipal bond market. There is no guarantee that the manager will be able to implement these strategies effectively and the strategies may have a more significant impact on the fund's performance before it achieves scale. The fund may invest heavily in bonds from any given state or region, and may have substantial investments in obligations of certain states and their agencies, instrumentalities, and/or political subdivisions. The fund may also use tender option bond transactions to seek to enhance potential gains. The fund will look through to the underlying municipal bonds held by a tender option bond trust for purposes of the fund’s 80% policy. The fund may leverage its assets through the use of proceeds received as a result of tender option bond transactions. The fund may contribute up to 15% of its holdings in municipal securities to tender option bond transactions.Due to the nature of certain of the fund’s investments, the fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities.
Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section normally shows how the fund’s total returns have varied from year to year, along with a broad-based securities market index for reference. Performance information is not shown because the fund had been in operation for less than a full calendar year as of the date of this prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not shown because the fund had been in operation for less than a full calendar year as of the date of this prospectus.
John Hancock Dynamic Municipal Bond ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
John Hancock Dynamic Municipal Bond ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
John Hancock Dynamic Municipal Bond ETF | Active Trading Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active trading market risk. Active trading markets for fund shares may not be developed or maintained by market makers or authorized participants. Market makers are not obligated to make a market in the fund’s shares or to submit purchase or redemption orders for creation units.
John Hancock Dynamic Municipal Bond ETF | Authorized Participant Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized participant concentration risk. To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value (NAV) and may face delisting.
John Hancock Dynamic Municipal Bond ETF | Cash Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cash transactions risk. Under certain circumstances, the fund intends to effect some or all of its creation and redemption transactions using cash, rather than in-kind securities. As a result, an investment in the fund may be less tax-efficient than an investment in an ETF that effects all of its creation and redemption transactions in-kind. In order to obtain the cash needed to distribute redemption proceeds, the fund may be required to sell portfolio securities which may cause the fund to recognize capital gains or losses and incur higher brokerage costs. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover these costs and expenses, the fund’s NAV could be negatively impacted.
John Hancock Dynamic Municipal Bond ETF | Changing Distribution Levels Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.
John Hancock Dynamic Municipal Bond ETF | Credit And Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit and counterparty risk. The issuer or guarantor of a fixed-income security or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
John Hancock Dynamic Municipal Bond ETF | Economic And Market Events Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
John Hancock Dynamic Municipal Bond ETF | ETF Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ETF trading risk. The market price of shares may include a bid-ask spread (the difference between the prices at which investors are willing to buy and sell shares), which may vary over time and may increase for various reasons, including decreased trading volume or reduced market liquidity.
John Hancock Dynamic Municipal Bond ETF | Fixed Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.
John Hancock Dynamic Municipal Bond ETF | High Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
John Hancock Dynamic Municipal Bond ETF | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
John Hancock Dynamic Municipal Bond ETF | Lower Rated And High Yield Fixed Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
John Hancock Dynamic Municipal Bond ETF | Municipal Bond Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal bond risk. The prices of municipal bonds, including general obligation bonds, can decline if the issuer’s credit quality declines. Revenue bond prices can decline if related projects become unprofitable. An insured municipal bond is subject to the risk that the insurer may be unable to pay claims and is not insured with respect to the market value of the obligation. Municipal bond income could become taxable in the future. Investments in bonds subject to the alternative minimum tax may result in tax liability for shareholders.
John Hancock Dynamic Municipal Bond ETF | Operational And Cybersecurity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
John Hancock Dynamic Municipal Bond ETF | Premium Discount Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Premium/discount risk. The NAV of the fund and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of the fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Given the nature of the relevant markets for certain of the fund’s securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
John Hancock Dynamic Municipal Bond ETF | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
John Hancock Dynamic Municipal Bond ETF | State Region Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	State/region risk. Investing heavily in any one state or region increases exposure to losses in that state or region. Factors that may affect performance include economic or political changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in credit ratings. Puerto Rican municipal obligations, in which the fund may invest, may be subject to further devaluation due to adverse political, economic, and market conditions.
John Hancock Dynamic Municipal Bond ETF | Tender Option Bonds Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tender option bonds risk. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal.
John Hancock Dynamic Municipal Bond ETF | Trading Issues Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Trading issues risk. Trading in shares on NYSE Arca, Inc. (NYSE Arca) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the fund will continue to be met.
John Hancock Dynamic Municipal Bond ETF | N/A
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.32%
Other expenses	rr_OtherExpensesOverAssets	1.25%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.18%)	[2]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.39%
1 year	rr_ExpenseExampleYear01	$ 40
3 years	rr_ExpenseExampleYear03	$ 380

[1]	“Other expenses” have been estimated for the fund's first year of operations.
[2]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.39% of average daily net assets. Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.